Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF

January 31, 2022 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS – 39.1%

Communication Services – 2.9%

CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 03/01/30(1)	$25,000	$24,842
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 08/15/30(1)	75,000	73,248
CommScope, Inc., 7.13%, 07/01/28(1)	30,000	28,012
CommScope, Inc., 4.75%, 09/01/29(1)	15,000	14,391
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(1)	20,000	20,122
Frontier Communications Holdings LLC., 6.75%, 05/01/29(1)	55,000	55,234
iHeartCommunications, Inc., 8.38%, 05/01/27	44,008	46,086
Level 3 Financing, Inc., 4.25%, 07/01/28(1)	15,000	14,337
Level 3 Financing, Inc., 3.63%, 01/15/29(1)	55,000	50,153
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	35,000	34,563
McGraw-Hill Education, Inc., 5.75%, 08/01/28(1)	45,000	42,810
McGraw-Hill Education, Inc., 8.00%, 08/01/29(1)	55,000	51,496
Nexstar Media, Inc., 4.75%, 11/01/28(1)	20,000	19,796
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 4.75%, 04/30/27(1)	5,000	4,773
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 6.00%, 02/15/28(1)	5,000	4,712
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 10.75%, 06/01/28(1)	40,000	43,483
ROBLOX Corp., 3.88%, 05/01/30(1)	10,000	9,693
T-Mobile USA, Inc., 3.88%, 04/15/30	55,000	57,725
Twitter, Inc., 3.88%, 12/15/27(1)	55,000	54,966
Total Communication Services		650,442

Consumer Discretionary – 5.2%

At Home Group, Inc., 4.88%, 07/15/28(1)	10,000	9,572
At Home Group, Inc., 7.13%, 07/15/29(1)	40,000	37,563
Brunswick Corp., 2.40%, 08/18/31	37,000	34,441
Caesars Entertainment, Inc., 6.25%, 07/01/25(1)	30,000	31,084
Caesars Entertainment, Inc., 8.13%, 07/01/27(1)	5,000	5,389
Caesars Entertainment, Inc., 4.63%, 10/15/29(1)	25,000	23,980
Carnival Corp., 7.63%, 03/01/26(1)	50,000	51,090
Carriage Services, Inc., 4.25%, 05/15/29(1)	45,000	43,938
Carvana Co., 5.63%, 10/01/25(1)	30,000	28,506
Carvana Co., 5.88%, 10/01/28(1)	25,000	23,531
Clarios Global LP / Clarios US Finance Co., 8.50%, 05/15/27(1)	45,000	47,113
Cooper-Standard Automotive, Inc., 13.00%, 06/01/24(1)	20,000	21,373
Dick’s Sporting Goods, Inc., 3.15%, 01/15/32	39,000	38,200
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/29(1)	20,000	19,350
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 4.63%, 01/15/29(1)	25,000	24,404
Ford Motor Co., 3.25%, 02/12/32	14,000	13,344
Ford Motor Co., 4.75%, 01/15/43	20,000	20,470
Golden Nugget, Inc., 8.75%, 10/01/25(1)	25,000	25,579
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29(1)	45,000	44,854
Jacobs Entertainment, Inc., 6.75%, 02/15/29(1)	15,000	15,170
M/I Homes, Inc., 4.95%, 02/01/28	55,000	55,631
Metis Merger Sub LLC, 6.50%, 05/15/29(1)	25,000	23,966
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc., 4.63%, 06/15/25(1)	10,000	10,467
Michaels Cos Inc. (The), 7.88%, 05/01/29(1)	10,000	9,167
Mohegan Gaming & Entertainment, 8.00%, 02/01/26(1)	50,000	50,908
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.13%, 04/01/26(1)	65,000	67,067
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.63%, 09/01/29(1)	50,000	47,185
PulteGroup, Inc., 7.88%, 06/15/32	25,000	34,632
PulteGroup, Inc., 6.38%, 05/15/33	30,000	37,480
Royal Caribbean Cruises Ltd., 4.25%, 07/01/26(1)	10,000	9,350
Royal Caribbean Cruises Ltd., 5.50%, 08/31/26(1)	20,000	19,532
Royal Caribbean Cruises Ltd., 5.50%, 04/01/28(1)	5,000	4,863
Scientific Games International, Inc., 8.25%, 03/15/26(1)	25,000	26,127
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/29(1)	40,000	39,036
Station Casinos LLC, 4.50%, 02/15/28(1)	50,000	48,649
Tenneco, Inc., 5.38%, 12/15/24	20,000	19,630
Tenneco, Inc., 5.13%, 04/15/29(1)	45,000	41,740
Under Armour, Inc., 3.25%, 06/15/26	30,000	29,568
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	25,000	24,628
Total Consumer Discretionary		1,158,577

Consumer Staples – 0.8%

Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.25%, 03/15/26(1)	60,000	58,261
HLF Financing Sarl LLC / Herbalife International, Inc., 4.88%, 06/01/29(1)	20,000	18,978
Triton Water Holdings, Inc., 6.25%, 04/01/29(1)	10,000	9,387
Turning Point Brands, Inc., 5.63%, 02/15/26(1)	60,000	59,783
Vector Group Ltd., 5.75%, 02/01/29(1)	40,000	37,024
Total Consumer Staples		183,433

Energy – 5.6%

Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 7.50%, 05/01/25(1)	65,000	65,913
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 01/15/28(1)	50,000	51,058
Antero Resources Corp., 8.38%, 07/15/26(1)	9,000	10,049
Antero Resources Corp., 7.63%, 02/01/29(1)	8,000	8,730
Antero Resources Corp., 5.38%, 03/01/30(1)	15,000	15,542
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	45,000	47,195
Callon Petroleum Co., 6.13%, 10/01/24	25,172	25,202

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2022 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS (continued)

Energy (continued)

Calumet Specialty Products Partners LP / Calumet Finance Corp., 8.13%, 01/15/27(1)	$40,000	$40,227
Cheniere Energy, Inc., 4.63%, 10/15/28	25,000	25,417
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/25(1)	45,000	45,400
CrownRock LP / CrownRock Finance, Inc., 5.00%, 05/01/29(1)	40,000	40,438
CSI Compressco LP / CSI Compressco Finance, Inc., 7.50%, 04/01/25(1)	52,000	52,234
DCP Midstream Operating LP, 3.25%, 02/15/32	30,000	28,397
Energy Transfer LP, Series H, 6.50%, (US 5 Year CMT T- Note + 5.69%), perpetual(2)(3)	50,000	51,266
Flex Intermediate Holdco LLC, 3.36%, 06/30/31(1)	45,000	43,778
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/29(1)	60,000	61,299
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 02/01/31(1)	10,000	10,188
HollyFrontier Corp., 5.88%, 04/01/26	45,000	49,454
Kinder Morgan, Inc., Series G, 7.75%, 01/15/32	43,000	58,339
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(1)	20,000	20,470
Mesquite Energy, Inc., Escrow, 7.25%, 02/15/23	12,000	270
Nabors Industries Ltd., 7.25%, 01/15/26(1)	25,000	23,973
Nabors Industries, Inc., 7.38%, 05/15/27(1)	5,000	5,137
Occidental Petroleum Corp., 3.50%, 08/15/29	25,000	24,681
Occidental Petroleum Corp., 6.63%, 09/01/30	45,000	52,891
Occidental Petroleum Corp., 6.13%, 01/01/31	45,000	52,014
Parsley Energy LLC / Parsley Finance Corp., 4.13%, 02/15/28(1)	45,000	46,047
Patterson-UTI Energy, Inc., 5.15%, 11/15/29	45,000	45,632
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 09/15/30	50,000	51,086
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28	50,000	53,692
Southwestern Energy Co., 5.38%, 02/01/29	40,000	40,740
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.88%, 04/15/26	25,000	25,793
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.88%, 02/01/31	5,000	5,233
Transocean, Inc., 11.50%, 01/30/27(1)	4,000	3,974
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 04/01/26	18,000	18,300
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/31(1)	30,000	30,248
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/33(1)	10,000	9,913
Total Energy		1,240,220

Financials – 10.0%

Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	35,000	35,005
Acrisure LLC / Acrisure Finance, Inc., 4.25%, 02/15/29(1)	45,000	42,550
Allstate Corp. (The), Series B, 5.75%, (3-Month USD LIBOR + 2.94%), 08/15/53(2)	55,000	57,064
Ally Financial, Inc., Series B, 4.70%, (US 5 Year CMT T- Note + 3.87%), perpetual(2)(3)	78,000	77,359
Athene Global Funding, 2.45%, 08/20/27(1)	70,000	69,746
Bank of America Corp., 1.73%, (SOFR + 0.96%), 07/22/27(2)	65,000	63,092
Bank of America Corp., 3.42%, (3-Month USD LIBOR + 1.04%), 12/20/28(2)	45,000	46,775
Bank of America Corp., 2.48%, (US 5 Year CMT T- Note + 1.20%), 09/21/36(2)	50,000	46,460
Bank of New York Mellon Corp. (The), Series G, 4.70%, (US 5 Year CMT T- Note + 4.36%), perpetual(2)(3)	65,000	68,656
Blackstone Private Credit Fund, 2.63%, 12/15/26(1)	39,000	37,037
Blackstone Private Credit Fund, 4.00%, 01/15/29(1)	10,000	9,868
Blue Owl Finance LLC, 3.13%, 06/10/31(1)	60,000	56,219
Brighthouse Financial, Inc., 5.63%, 05/15/30	50,000	58,023
BroadStreet Partners, Inc., 5.88%, 04/15/29(1)	40,000	38,187
Charles Schwab Corp. (The), Series H, 4.00%, (US 10 Year CMT T- Note + 3.08%), perpetual(2)(3)	50,000	49,051
Citadel LP, 4.88%, 01/15/27(1)	50,000	52,181
Citigroup, Inc., Series W, 4.00%, (US 5 Year CMT T- Note + 3.60%), perpetual(2)(3)	30,000	29,700
Citigroup, Inc., 3.98%, (3-Month USD LIBOR + 1.34%), 03/20/30(2)	80,000	85,671
Cobra AcquisitionCo. LLC, 6.38%, 11/01/29(1)	45,000	43,878
Coinbase Global, Inc., 3.63%, 10/01/31(1)	45,000	39,289
Goldman Sachs Group, Inc. (The), 1.99%, (SOFR + 1.09%), 01/27/32(2)	75,000	69,211
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 05/15/26	45,000	46,305
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 05/15/27	25,000	25,236
JPMorgan Chase & Co., Series HH, 4.60%, (SOFR + 3.13%), perpetual(2)(3)	34,000	33,915
JPMorgan Chase & Co., 2.96%, (SOFR + 2.52%), 05/13/31(2)	105,000	104,402
JPMorgan Chase & Co., 1.95%, (SOFR + 1.07%), 02/04/32(2)	100,000	92,729
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	55,000	53,654
Liberty Mutual Group, Inc., 4.13%, (US 5 Year CMT T- Note + 3.32%), 12/15/51(1)(2)	50,000	49,327
Lincoln National Corp., 2.29%, (3-Month USD LIBOR + 2.04%), 04/20/67(2)	45,000	37,913
MetLife, Inc., Series D, 5.88%, (3-Month USD LIBOR + 2.96%), perpetual(2)(3)	52,000	57,428

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2022 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS (continued)

Financials (continued)

MetLife, Inc., Series G, 3.85%, (US 5 Year CMT T- Note + 3.58%), perpetual(2)(3)	$40,000	$40,400
Morgan Stanley, 3.95%, 04/23/27	75,000	79,968
Navient Corp., 6.75%, 06/25/25	44,000	46,582
OneMain Finance Corp., 7.13%, 03/15/26	42,000	46,242
Prospect Capital Corp., 3.71%, 01/22/26	45,000	44,954
Prudential Financial, Inc., 5.63%, (3-Month USD LIBOR + 3.92%), 06/15/43(2)	85,000	88,024
Santander Holdings USA, Inc., 4.40%, 07/13/27	59,000	62,964
Synovus Financial Corp., 5.90%, (USD 5 Year Swap + 3.38%), 02/07/29(2)	25,000	26,532
Texas Capital Bancshares, Inc., 4.00%, (US 5 Year CMT T- Note + 3.15%), 05/06/31(2)	70,000	72,220
Truist Financial Corp., Series Q, 5.10%, (US 10 Year CMT T- Note + 4.35%), perpetual(2)(3)	60,000	65,400
Wells Fargo & Co., Series BB, 3.90%, (US 5 Year CMT T-Note + 3.45%), perpetual(2)(3)	80,000	79,286
Total Financials		2,228,503

Health Care – 3.2%

Akumin, Inc., 7.00%, 11/01/25(1)	50,000	46,194
Avantor Funding, Inc., 3.88%, 11/01/29(1)	5,000	4,809
Bausch Health Americas, Inc., 9.25%, 04/01/26(1)	24,000	24,749
Bausch Health Americas, Inc., 8.50%, 01/31/27(1)	15,000	15,189
Bausch Health Cos., Inc., 6.13%, 02/01/27(1)	5,000	5,027
Bausch Health Cos., Inc., 7.00%, 01/15/28(1)	35,000	31,449
CHS/Community Health Systems, Inc., 6.63%, 02/15/25(1)	20,000	20,708
CHS/Community Health Systems, Inc., 6.88%, 04/15/29(1)	20,000	19,806
CHS/Community Health Systems, Inc., 6.13%, 04/01/30(1)	30,000	28,608
CHS/Community Health Systems, Inc., 5.25%, 05/15/30(1)	35,000	34,912
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(1)	15,000	14,372
DaVita, Inc., 4.63%, 06/01/30(1)	40,000	38,974
Encompass Health Corp., 4.50%, 02/01/28	40,000	39,985
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc., 6.13%, 04/01/29(1)	15,000	14,276
HCA, Inc., 5.63%, 09/01/28	17,000	18,976
Illumina, Inc., 2.55%, 03/23/31	52,000	50,489
Lannett Co., Inc., 7.75%, 04/15/26(1)	10,000	7,801
Legacy LifePoint Health LLC, 6.75%, 04/15/25(1)	20,000	20,721
Molina Healthcare, Inc., 3.88%, 05/15/32(1)	30,000	28,993
Mozart Debt Merger Sub, Inc., 3.88%, 04/01/29(1)	10,000	9,652
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28(1)	2,000	2,140
Par Pharmaceutical, Inc., 7.50%, 04/01/27(1)	30,000	30,238
Prime Healthcare Services, Inc., 7.25%, 11/01/25(1)	5,000	5,222
Surgery Center Holdings, Inc., 6.75%, 07/01/25(1)	12,000	12,030
Surgery Center Holdings, Inc., 10.00%, 04/15/27(1)	30,000	31,573
Team Health Holdings, Inc., 6.38%, 02/01/25(1)	40,000	36,062
Universal Health Services, Inc., 2.65%, 01/15/32(1)	65,000	61,562
Viatris, Inc., Series WI, 2.70%, 06/22/30	45,000	43,487
Total Health Care		698,004

Industrials – 3.9%

Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.63%, 07/15/26(1)	55,000	56,547
American Airlines Group, Inc., 5.00%, 06/01/22(1)	45,000	45,385
American Airlines, Inc., 11.75%, 07/15/25(1)	60,000	72,725
Aviation Capital Group LLC, 3.50%, 11/01/27(1)	61,000	61,082
BCPE Ulysses Intermediate, Inc., 7.75%, 04/01/27, 7.75% Cash or 8.50% PIK(1)(4)	25,000	24,443
BlueLinx Holdings, Inc., 6.00%, 11/15/29(1)	30,000	29,663
Boeing Co. (The), 5.15%, 05/01/30	45,000	50,719
Boeing Co. (The), 3.75%, 02/01/50	20,000	19,419
Boeing Co. (The), 5.93%, 05/01/60	23,000	29,236
Cleaver-Brooks, Inc., 7.88%, 03/01/23(1)	40,000	38,794
CoStar Group, Inc., 2.80%, 07/15/30(1)	58,000	56,390
CP Atlas Buyer, Inc., 7.00%, 12/01/28(1)	55,000	52,391
Deluxe Corp., 8.00%, 06/01/29(1)	20,000	20,698
General Electric Co., Series D, 3.53%, (3-Month USD LIBOR + 3.33%), perpetual(2)(3)	65,000	63,863
LBM Acquisition LLC, 6.25%, 01/15/29(1)	45,000	42,953
OT Merger Corp., 7.88%, 10/15/29(1)	15,000	14,602
Sempra Infrastructure Partners LP, 3.25%, 01/15/32(1)	58,000	56,848
Standard Industries, Inc., 4.38%, 07/15/30(1)	45,000	43,055
TransDigm, Inc., 5.50%, 11/15/27	30,000	30,199
Vertiv Group Corp., 4.13%, 11/15/28(1)	45,000	43,931
Total Industrials		852,943

Information Technology – 3.1%

Broadcom, Inc., 4.15%, 11/15/30	53,000	56,451
Broadcom, Inc., 2.45%, 02/15/31(1)	17,000	15,925
Broadcom, Inc., 3.19%, 11/15/36(1)	2,000	1,903
CDW LLC / CDW Finance Corp., 3.57%, 12/01/31	54,000	53,856
Citrix Systems, Inc., 3.30%, 03/01/30	80,000	80,241
Consensus Cloud Solutions, Inc., 6.00%, 10/15/26(1)	5,000	5,157
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	10,000	10,272
Dell International LLC / EMC Corp., 8.10%, 07/15/36	27,000	38,894
HP, Inc., 3.40%, 06/17/30	65,000	66,585
Kyndryl Holdings, Inc., 3.15%, 10/15/31(1)	50,000	46,816
MicroStrategy, Inc., 6.13%, 06/15/28(1)	40,000	38,252

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2022 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS (continued)

Information Technology (continued)

Minerva Merger Sub, Inc., 6.50%, 02/15/30(1)	$10,000	$9,991
Motorola Solutions, Inc., 4.60%, 02/23/28	30,000	33,127
Motorola Solutions, Inc., 4.60%, 05/23/29	10,000	11,122
Oracle Corp., 2.88%, 03/25/31	25,000	24,157
Plantronics, Inc., 4.75%, 03/01/29(1)	45,000	40,889
Rocket Software, Inc., 6.50%, 02/15/29(1)	30,000	28,471
Science Applications International Corp., 4.88%, 04/01/28(1)	60,000	60,382
TD SYNNEX Corp., 2.38%, 08/09/28(1)	65,000	61,324
Total Information Technology		683,815

Materials – 1.4%

Chemours Co. (The), 5.75%, 11/15/28(1)	45,000	45,781
Cleveland-Cliffs, Inc., 6.75%, 03/15/26(1)	35,000	36,733
Eco Material Technologies, Inc., 7.88%, 01/31/27(1)	10,000	10,182
Freeport-McMoRan, Inc., 5.45%, 03/15/43	45,000	52,992
Glatfelter Corp., 4.75%, 11/15/29(1)	25,000	25,239
International Flavors & Fragrances, Inc., 2.30%, 11/01/30(1)	40,000	37,766
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/28(1)	20,000	21,103
Trident TPI Holdings, Inc., 9.25%, 08/01/24(1)	30,000	31,044
Trident TPI Holdings, Inc., 6.63%, 11/01/25(1)	40,000	39,902
WR Grace Holdings LLC, 5.63%, 08/15/29(1)	15,000	14,512
Total Materials		315,254

Real Estate – 2.0%

EPR Properties, 4.75%, 12/15/26	50,000	52,435
GLP Capital LP / GLP Financing II, Inc., 5.25%, 06/01/25	52,000	55,852
GLP Capital LP / GLP Financing II, Inc., 5.75%, 06/01/28	16,000	17,985
GLP Capital LP / GLP Financing II, Inc., 3.25%, 01/15/32	5,000	4,838
Iron Mountain, Inc., 5.25%, 07/15/30(1)	10,000	9,946
iStar, Inc., 4.25%, 08/01/25	45,000	44,753
Kite Realty Group Trust, 4.75%, 09/15/30	55,000	59,830
MPT Operating Partnership LP / MPT Finance Corp., 4.63%, 08/01/29	10,000	10,296
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 03/15/31	40,000	38,667
Office Properties Income Trust, 4.50%, 02/01/25	50,000	52,171
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31	55,000	52,699
Service Properties Trust, 4.38%, 02/15/30	55,000	47,379
Total Real Estate		446,851

Utilities – 1.0%

CMS Energy Corp., 4.75%, (US 5 Year CMT T- Note + 4.12%), 06/01/50(2)	80,000	84,776
Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 04/01/26(1)	5,000	4,744
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29(1)	5,000	4,608
Southern Co. (The), Series 21-A, 3.75%, (US 5 Year CMT T- Note + 2.92%), 09/15/51(2)	78,000	76,313
Vistra Corp., 8.00%, (US 5 Year CMT T- Note + 6.93%), perpetual(1)(2)(3)	45,000	46,759
Total Utilities		217,200
Total Corporate Bonds
(Cost $8,723,323)		8,675,242

TERM LOANS – 19.3%

Aerospace – 0.9%

Air Canada, 4.25%, (3-Month USD LIBOR + 3.50%), 08/11/28(2)	7,059	7,093
Amentum Government Services Holdings LLC, 5.50%, (3-Month USD LIBOR + 4.75%), 01/29/27(2)	14,888	14,928
American Airlines, Inc., 5.50%, (3-Month USD LIBOR + 4.75%), 04/20/28(2)	5,000	5,197
Brown Group Holding, LLC, 3.00%, (3-Month USD LIBOR + 2.50%), 06/07/28(2)	47,249	47,066
KKR Apple Bidco, LLC, 3.50%, (1-Month USD LIBOR + 3.00%), 07/14/28(2)	30,000	29,975
Mileage Plus Holdings LLC, 6.25%, (3-Month USD LIBOR + 5.25%), 06/21/27(2)	30,000	31,718
TransDigm, Inc., 2.36%, (1-Month USD LIBOR + 2.25%), 05/30/25(2)	14,886	14,759
TransDigm, Inc., 2.37%, (1-Month USD LIBOR + 2.25%), 12/09/25(2)	37,177	36,844
United Airlines, Inc., 4.50%, (3-Month USD LIBOR + 3.75%), 04/21/28(2)	14,888	14,929
Total Aerospace		202,509

Chemicals – 1.1%

Aruba Investments Holdings LLC, 4.50%, (3-Month USD LIBOR + 3.75%), 11/24/27(2)	14,888	14,925
CPC Acquisition Corp., 4.50%, (3-Month USD LIBOR + 3.75%), 12/29/27(2)	29,775	29,601
Diamond BC BV, 3.50%, (1-Month USD LIBOR + 3.00%), 09/15/28(2)	50,000	49,945
Herens US Holdco Corp., 0.00%, (6-Month USD LIBOR + 0.00%), 06/29/28(5)	10,000	10,010
Herens US Holdco Corp., 4.75%, (6-Month USD LIBOR + 4.00%), 07/03/28(2)	39,800	39,841
INEOS US Finance LLC, 2.10%, (1-Month USD LIBOR + 2.00%), 04/01/24(2)	44,690	44,494
Innophos Holdings, Inc., 3.86%, (1-Month USD LIBOR + 3.75%), 02/05/27(2)	49,423	49,412
Total Chemicals		238,228

Consumer Non-Durables – 0.5%

DS Parent, Inc., 6.50%, (2-Month USD LIBOR + 5.75%), 12/10/28(2)	25,000	24,438
Parfums Holding Co., Inc., 4.11%, (1-Month USD LIBOR + 4.00%), 06/30/24(2)	58,502	58,502
Zep Inc., 0.00%, (3-Month USD LIBOR + 0.00%), 08/12/24(5)	14,519	14,186
Zep Inc., 5.00%, (3-Month USD LIBOR + 4.00%), 08/12/24(2)	14,407	14,077
Total Consumer Non-Durables		111,203

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2022 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Energy – 0.8%

CITGO Petroleum Corp., 7.25%, (3-Month USD LIBOR + 6.25%), 03/28/24(2)	$35,462	$35,541
Hamilton Projects Acquiror LLC, 5.50%, (3-Month USD LIBOR + 4.50%), 06/17/27(2)	24,625	24,648
Medallion Midland Acquisition LP, 4.50%, (1-Month USD LIBOR + 3.75%), 10/18/28(2)	29,770	29,784
Oryx Midstream Services Permian Basin, LLC, 3.75%, (3-Month USD LIBOR + 3.25%), 09/30/28(2)	25,000	24,972
Traverse Midstream Partners LLC, 5.25%, (3-Month USD LIBOR + 4.25%), 09/27/24(2)	58,021	58,051
Total Energy		172,996

Financials – 0.7%

Asurion LLC, 3.36%, (1-Month USD LIBOR + 3.25%), 07/31/27(2)	34,787	34,600
Asurion LLC, 5.36%, (1-Month USD LIBOR + 5.25%), 01/31/28(2)	15,000	15,037
Asurion LLC, 5.36%, (1-Month USD LIBOR + 5.25%), 01/20/29(2)	15,000	15,038
Blackhawk Network Holdings, Inc., 3.11%, (1-Month USD LIBOR + 3.00%), 06/15/25(2)	29,922	29,808
Citadel Securities LP, 2.61%, (1-Month USD LIBOR + 2.50%), 02/02/28(2)	44,663	44,308
Deerfield Dakota Holding LLC, 4.75%, (1-Month USD LIBOR + 3.75%), 04/09/27(2)	24,650	24,755
Total Financials		163,546

Food/Tobacco – 0.5%

Froneri US, Inc., 2.36%, (1-Month USD LIBOR + 2.25%), 01/29/27(2)	34,475	34,077
H-Food Holdings, LLC (aka Hearthside Food Solutions, LLC), 3.79%, (1-Month USD LIBOR + 3.69%), 05/23/25(2)	24,555	24,432
Shearer’s Foods LLC, 4.25%, (3-Month USD LIBOR + 3.50%), 09/23/27(2)	19,543	19,510
Triton Water Holdings, Inc., 4.00%, (3-Month USD LIBOR + 3.50%), 03/31/28(2)	34,825	34,611
Total Food/Tobacco		112,630

Forest Prod/Containers – 0.8%

Anchor Glass Container Corp., 3.75%, (3-Month USD LIBOR+ 2.75%), 12/07/23(2)	14,845	12,924
Berlin Packaging LLC, 3.75%, (3-Month USD LIBOR + 3.25%), 03/11/28(2)	39,701	39,580
BWAY Holding Co., 0.00%, (1-Month USD LIBOR + 3.25%), 04/03/24(5)	25,000	24,803
BWAY Holding Co., 3.35%, (1-Month USD LIBOR + 3.25%), 04/03/24(2)	14,883	14,766
Kloeckner Pentaplast of America, Inc., 5.25%, (6-Month USD LIBOR + 4.75%), 02/12/26(2)	39,700	39,551
TricorBraun Holdings, Inc., 3.75%, (1-Month USD LIBOR + 3.25%), 01/29/28(2)	34,925	34,761
Total Forest Prod/Containers		166,385

Gaming/Leisure – 1.4%

Caesars Resort Collection LLC, 2.86%, (1-Month USD LIBOR + 2.75%), 12/23/24(2)	49,638	49,431
Carnival Corp., 3.75%, (3-Month USD LIBOR + 3.00%), 06/30/25(2)	4,925	4,892
Carnival Corp., 4.00%, (3-Month USD LIBOR + 3.25%), 10/08/28(2)	20,000	19,858
ECL Entertainment LLC, 8.25%, (3-Month USD LIBOR + 7.50%), 05/01/28(2)	4,975	5,108
Fertitta Entertainment LLC, 4.50%, (SOFR + 4.00%), 01/13/29(2)	20,000	20,088
J&J Ventures Gaming, LLC, 4.75%, (1-Month USD LIBOR + 4.00%), 04/26/28(2)	29,925	30,112
Playa Resorts Holding B.V., 3.75%, (1-Month USD LIBOR + 2.75%), 04/29/24(2)	58,920	58,046
Pug LLC, 3.61%, (1-Month USD LIBOR + 3.50%), 02/12/27(2)	34,300	34,143
Pug LLC, 4.75%, (1-Month USD LIBOR + 4.25%), 02/12/27(2)	8,550	8,576
Raptor Acquisition Corp., 4.75%, (3-Month USD LIBOR + 4.00%), 11/01/26(2)	10,000	10,027
Stars Group Holdings BV, 2.47%, (3-Month USD LIBOR + 2.25%), 07/21/26(2)	18,606	18,579
UFC Holdings LLC, 3.50%, (3-Month USD LIBOR + 2.75%), 04/29/26(2)	54,850	54,488
Total Gaming/Leisure		313,348

Health Care – 3.1%

Accelerated Health Systems, LLC, 3.61%, (1-Month USD LIBOR + 3.50%), 10/31/25(2)	38,654	38,606
Athenahealth, Inc., 4.40%, (3-Month USD LIBOR + 4.25%), 02/11/26(2)	9,925	9,937
Azalea Topco, Inc., 4.50%, (3-Month USD LIBOR + 3.75%), 07/24/26(2)	49,700	49,840
Bausch Health Cos., Inc., 0.00%, (SOFR + 0.00%), 02/11/27(5)	15,000	14,904
Envision Health Care Corp., 3.86%, (1-Month USD LIBOR + 3.75%), 10/10/25(2)	29,967	23,317
Heartland Dental LLC, 4.10%, (1-Month USD LIBOR + 4.00%), 04/30/25(2)	34,825	34,869
Hunter US Bidco, Inc., 4.75%, (3-Month USD LIBOR + 4.25%), 08/19/28(2)	15,797	15,831
LifePoint Health, Inc., 3.86%, (1-Month USD LIBOR + 3.75%), 11/16/25(2)	20,000	19,978
LSCS Holdings, Inc., 5.00%, (3-Month USD LIBOR + 4.50%), 11/23/28(2)	25,000	25,141
Milano Acquisition Corp., 4.75%, (3-Month USD LIBOR + 4.00%), 10/01/27(2)	29,700	29,774
Mozart Borrower LP, 3.75%, (1-Month USD LIBOR + 3.25%), 09/30/28(2)	10,000	9,970
One Call Corp., 6.25%, (3-Month USD LIBOR + 5.50%), 04/22/27(2)	49,750	49,868
Packaging Coordinators Midco, Inc., 4.50%, (3-Month USD LIBOR + 3.50%), 11/30/27(2)	34,812	34,860
PetVet Care Centers LLC, 4.25%, (1-Month USD LIBOR + 3.50%), 02/14/25(2)	49,544	49,591
PetVet Care Centers LLC, 3.36%, (1-Month USD LIBOR + 3.25%), 02/14/25(2)	8,164	8,126

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2022 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Health Care (continued)

Phoenix Guarantor, Inc., 3.60%, (1-Month USD LIBOR + 3.50%), 03/05/26(2)	$39,675	$39,594
Phoenix Guarantor, Inc., 3.36%, (1-Month USD LIBOR + 3.25%), 03/05/26(2)	39,298	39,122
Phoenix Newco, Inc., 4.00%, (1-Month USD LIBOR + 3.50%), 08/11/28(2)	10,000	10,013
Pluto Acquisition I, Inc., 4.18%, (3-Month USD LIBOR + 4.00%), 06/22/26(2)	24,875	24,800
Sotera Health Holdings LLC, 3.25%, (3-Month USD LIBOR + 2.75%), 12/11/26(2)	10,000	9,988
Southern Veterinary Partners LLC, 5.00%, (6-Month USD LIBOR + 4.00%), 10/05/27(2)	14,925	14,976
Sunshine Luxembourg VII Sarl, 4.50%, (3-Month USD LIBOR + 3.75%), 10/01/26(2)	14,888	14,896
Surgery Center Holdings, Inc., 4.50%, (1-Month USD LIBOR + 3.75%), 08/31/26(2)	24,813	24,821
Upstream Newco, Inc., 4.36%, (1-Month USD LIBOR + 4.25%), 11/20/26(2)	22,388	22,426
Viant Medical Holdings, Inc., 3.86%, (1-Month USD LIBOR + 3.75%), 07/02/25(2)	64,348	61,436
Waystar Technologies, Inc., 4.11%, (1-Month USD LIBOR + 4.00%), 10/22/26(2)	19,861	19,861
Total Health Care		696,545

Housing – 0.6%

84 Lumber Co., 3.75%, (1-Month USD LIBOR + 3.00%), 11/13/26(2)	19,850	19,853
Chariot Buyer LLC, 4.00%, (1-Month USD LIBOR + 3.50%), 10/22/28(2)	50,000	49,969
Quikrete Holdings, Inc., 0.00%, (1-Month USD LIBOR + 0.00%), 06/11/28(5)	45,000	44,949
SRS Distribution, Inc., 4.25%, (3-Month USD LIBOR + 3.75%), 06/02/28(2)	14,925	14,931
SRS Distribution, Inc., 4.00%, (SOFR + 3.50%), 06/02/28(2)	5,000	5,006
Total Housing		134,708

Information Technology – 2.5%

Applied Systems, Inc., 6.25%, (3-Month USD LIBOR + 5.50%), 09/19/25(2)	29,460	29,722
Boxer Parent Co, Inc., 3.97%, (3-Month USD LIBOR + 3.75%), 10/02/25(2)	41,760	41,669
Boxer Parent Co., Inc., 6.00%, (3-Month USD LIBOR + 5.50%), 03/23/26(2)	10,000	10,092
ConnectWise LLC, 4.00%, (3-Month USD LIBOR + 3.50%), 09/29/28(2)	40,000	39,982
Epicor Software Corp., 4.00%, (1-Month USD LIBOR + 3.25%), 07/30/27(2)	49,499	49,444
Greeneden US Holdings II LLC, 4.75%, (1-Month USD LIBOR + 4.00%), 12/01/27(2)	14,850	14,871
Hyland Software, Inc., 4.25%, (1-Month USD LIBOR + 3.50%), 07/01/24(2)	54,578	54,664
Infinite Bidco LLC, 4.25%, (1-Month USD LIBOR + 3.75%), 03/02/28(2)	29,850	29,869
Infinite Bidco LLC, 7.50%, (1-Month USD LIBOR + 7.00%), 03/02/29(2)	10,000	10,050
Project Ruby Ultimate Parent Corp., 4.00%, (1-Month USD LIBOR + 3.25%), 03/10/28(2)	29,775	29,735
Proofpoint, Inc., 3.75%, (3-Month USD LIBOR + 3.25%), 06/09/28(2)	30,000	29,888
Quest Software, Inc., 0.00%, (SOFR + 4.25%), 01/20/29(5)	25,000	24,786
RealPage, Inc., 3.75%, (1-Month USD LIBOR + 3.25%), 04/24/28(2)	39,900	39,767
RealPage, Inc., 0.00%, (1-Month USD LIBOR + 0.00%), 04/24/28(5)	4,988	4,971
Rocket Software, Inc., 4.75%, (1-Month USD LIBOR + 4.25%), 11/28/25(2)	24,875	24,934
Sophia LP, 4.00%, 10/07/27(2)	24,750	24,770
Thoughtworks, Inc., 3.50%, (1-Month USD LIBOR + 3.00%), 03/24/28(2)	24,947	24,978
UKG, Inc., 3.75%, 05/04/26(2)	63,672	63,599
Veritas US, Inc., 6.00%, (3-Month USD LIBOR + 5.00%), 09/01/25(2)	9,950	9,951
Total Information Technology		557,742

Manufacturing – 1.3%

Alliance Laundry Systems LLC, 4.25%, (3-Month USD LIBOR + 3.50%), 10/08/27(2)	39,221	39,306
Apex Group Treasury LLC, 4.25%, (3-Month USD LIBOR + 3.75%), 07/27/28(2)	34,913	35,022
Apex Group Treasury LLC, 0.00%, (3-Month USD LIBOR + 0.00%), 07/27/28(5)	10,000	10,031
Arcline FM Holdings LLC, 5.50%, (3-Month USD LIBOR + 4.75%), 06/23/28(2)	29,925	29,944
Arcline FM Holdings LLC, 9.00%, (3-Month USD LIBOR + 8.25%), 06/15/29(2)	15,000	15,038
CIRCOR International, Inc., 5.00%, (1-Month USD LIBOR + 4.50%), 12/20/28(2)	34,670	34,551
Filtration Group Corp., 3.11%, (1-Month USD LIBOR + 3.00%), 03/31/25(2)	19,839	19,801
Filtration Group Corp., 3.61%, (1-Month USD LIBOR + 3.50%), 10/19/28(2)	29,925	29,938
LEB Holdings USA, Inc., 4.50%, (3-Month USD LIBOR + 3.75%), 11/02/27(2)	24,700	24,777
Star US Bidco LLC, 5.25%, (1-Month USD LIBOR + 4.25%), 03/17/27(2)	24,625	24,671
Truck Hero, Inc., 0.00%, (1-Month USD LIBOR + 4.00%), 01/31/28(5)	15,000	14,984
Truck Hero, Inc., 4.00%, (1-Month USD LIBOR + 3.25%), 01/31/28(2)	4,963	4,957
Total Manufacturing		283,020

Media/Telecom - Cable/Wireless Video – 0.4%

CSC Holdings, LLC, 2.36%, (1-Month USD LIBOR + 2.25%), 01/15/26(2)	57,689	56,920
Directv Financing LLC, 5.75%, (3-Month USD LIBOR + 5.00%), 08/02/27(2)	14,663	14,701
Intelsat Jackson Holdings SA, 8.63%, (1-Month USD LIBOR + 8.63%), 01/02/24(2)(6)	15,000	15,005
Total Media/Telecom - Cable/Wireless Video		86,626

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2022 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Media/Telecom - Diversified Media – 0.5%

Cinemark USA, Inc., 0.00%, (3-Month USD LIBOR + 0.00%), 03/31/25(5)	$23,848	$23,133
Dotdash Meredith, Inc., 4.50%, (3-Month USD LIBOR + 4.00%), 11/23/28(2)	40,000	40,050
McGraw-Hill Education, Inc., 5.25%, (1-Month USD LIBOR + 4.75%), 07/28/28(2)	23,940	23,915
William Morris Endeavor Entertainment LLC, 2.86%, (1-Month USD LIBOR + 2.75%), 05/18/25(2)	29,759	29,308
Total Media/Telecom - Diversified Media		116,406

Media/Telecom - Telecommunications – 0.3%

Altice France SA/France, 3.93%, (3-Month USD LIBOR + 3.69%), 01/31/26(2)	29,386	29,287
CenturyLink, Inc., 2.36%, (1-Month USD LIBOR + 2.25%), 03/15/27(2)	14,700	14,482
Consolidated Communications, Inc., 4.25%, (1-Month USD LIBOR + 3.50%), 10/02/27(2)	10,710	10,692
Securus Technologies Holdings, Inc., 5.50%, (3-Month USD LIBOR + 4.50%), 11/01/24(2)	9,871	9,650
Total Media/Telecom - Telecommunications		64,111

Metals/Minerals – 0.2%

Covia Holdings LLC, 0.00%, (1-Month USD LIBOR + 0.00%), 07/31/26(5)	35,000	34,972

Retail – 0.8%

CNT Holdings I Corp., 4.25%, (3-Month USD LIBOR + 3.50%), 11/08/27(2)	24,813	24,846
Great Outdoors Group LLC, 4.50%, (3-Month USD LIBOR + 3.75%), 03/06/28(2)	29,701	29,759
Harbor Freight Tools USA, Inc., 3.25%, (1-Month USD LIBOR + 2.75%), 10/19/27(2)	39,599	39,506
Michaels Cos Inc. (The), 5.00%, (3-Month USD LIBOR + 4.25%), 04/15/28(2)	19,900	19,651
Petco Health & Wellness Co., Inc., 4.00%, (3-Month USD LIBOR + 3.25%), 03/03/28(2)	19,850	19,858
PetSmart, Inc., 4.50%, (3-Month USD LIBOR + 3.75%), 02/11/28(2)	19,900	19,897
Rising Tide Holdings, Inc., 5.50%, (1-Month USD LIBOR + 4.75%), 06/01/28(2)	14,925	14,910
Total Retail		168,427

Service – 2.3%

AIT Worldwide Logistics Holdings, Inc., 5.50%, (3-Month USD LIBOR + 4.75%), 04/06/28(2)	24,938	25,004
Allied Universal Holdco LLC, 4.25%, (3-Month USD LIBOR + 3.75%), 05/12/28(2)	9,975	9,962
Carlisle FoodService Products, Inc., 4.00%, (3-Month USD LIBOR + 3.00%), 03/20/25(2)	34,910	34,386
Dun & Bradstreet Corp. (The), 3.36%, (1-Month USD LIBOR + 3.25%), 02/06/26(2)	54,277	54,132
DXP Enterprises, Inc., 5.75%, (1-Month USD LIBOR + 4.75%), 12/23/27(2)	14,850	14,827
Garda World Security Corp., 4.36%, (1-Month USD LIBOR + 4.25%), 10/30/26(2)	10,000	10,039
Grab Holdings, Inc., 5.50%, (3-Month USD LIBOR + 4.50%), 01/29/26(2)	34,738	34,830
Hertz Corp. (The), 3.75%, (1-Month USD LIBOR + 3.25%), 06/30/28(2)	4,852	4,859
Hertz Corp. (The), 3.75%, (1-Month USD LIBOR + 3.25%), 06/30/28(2)	25,619	25,651
Hoya Midco, LLC, 4.50%, (1-Month USD LIBOR + 3.50%), 06/30/24(2)	22,373	22,380
NAB Holdings LLC, 0.00%, (SOFR + 3.00%), 11/17/28(5)	20,000	19,902
Peraton Corp., 4.50%, (1-Month USD LIBOR + 3.75%), 02/01/28(2)	31,760	31,797
PODS LLC, 3.75%, (1-Month USD LIBOR + 3.00%), 03/31/28(2)	49,651	49,588
Sedgwick Claims Management Services, Inc., 3.86%, (1-Month USD LIBOR + 3.75%), 09/03/26(2)	49,418	49,403
Sweetwater Borrower LLC, 5.50%, (1-Month USD LIBOR + 4.75%), 08/07/28(2)	20,000	20,025
TTF Holdings LLC, 5.00%, (1-Month USD LIBOR + 4.00%), 03/31/28(2)	14,312	14,365
University Support Services LLC, 0.00%, (1-Month USD LIBOR + 0.00%), 06/29/28(5)	32,160	32,111
Weld North Education LLC, 4.25%, (1-Month USD LIBOR + 3.75%), 12/21/27(2)	61,013	60,984
Total Service		514,245

Technology – 0.1%

Dun & Bradstreet Corp. (The), 0.00%, (SOFR + 3.25%), 01/05/29(5)	5,000	4,997
Magenta Buyer LLC, 5.75%, (3-Month USD LIBOR + 5.00%), 04/29/28(2)	19,950	19,912
Total Technology		24,909

Transportation - Automotive – 0.3%

Cooper-Standard Automotive, Inc., 2.75%, (1-Month USD LIBOR + 2.00%), 11/02/23(2)	49,062	45,938
Mavis Tire Express Services TopCo LP, 4.75%, (1-Month USD LIBOR + 4.00%), 05/04/28(2)	19,900	19,993
PAI Holdco, Inc., 4.25%, (3-Month USD LIBOR + 3.50%), 10/28/27(2)	4,963	4,962
Total Transportation - Automotive		70,893

Transportation - Land Transportation – 0.0%(7)

ASP LS Acquisition Corp., 5.25%, (3-Month USD LIBOR + 4.50%), 04/30/28(2)	9,975	10,012

Utilities – 0.2%

Brookfield WEC Holdings, Inc., 3.25%, (1-Month USD LIBOR + 2.75%), 08/01/25(2)	33,628	33,513

Total Term Loans
(Cost $4,261,003)		4,276,974

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2022 (unaudited)

Security Description	Principal	Value

FOREIGN BONDS – 16.4%

Communication Services – 0.1%

Telesat Canada / Telesat LLC, 6.50%, 10/15/27 (Canada)(1)	$30,000	$18,523

Consumer Staples – 0.6%

Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/29 (Belgium)	45,000	51,023
BAT Capital Corp., 4.91%, 04/02/30 (United Kingdom)	55,000	60,052
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, 5.25%, 04/27/29 (Guatemala)(1)	25,000	25,392
Total Consumer Staples		136,467

Energy – 2.2%

BP Capital Markets PLC, 4.88%, (US 5 Year CMT T- Note + 4.40%), perpetual (United Kingdom)(2)(3)	60,000	63,525
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Australia)(1)	36,000	38,877
Ecopetrol SA, 4.63%, 11/02/31 (Colombia)	55,000	50,767
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Canada)(1)	35,000	35,579
Petrobras Global Finance BV, 7.38%, 01/17/27 (Brazil)	25,000	28,550
Petrobras Global Finance BV, 5.60%, 01/03/31 (Brazil)	20,000	20,650
Petroleos Mexicanos, 6.50%, 03/13/27 (Mexico)	95,000	99,497
Petroleos Mexicanos, 5.95%, 01/28/31 (Mexico)	85,000	81,001
Petroleos Mexicanos, 6.35%, 02/12/48 (Mexico)	80,000	66,142
Petroleos Mexicanos, 7.69%, 01/23/50 (Mexico)	20,000	18,563
Total Energy		503,151

Financials – 0.9%

Ascot Group Ltd., 4.25%, 12/15/30 (Bermuda)(1)	45,000	45,341
Banco Santander Chile, 3.18%, 10/26/31 (Chile)(1)	150,000	149,439
Total Financials		194,780

Government – 9.8%

Angolan Government International Bond, 8.25%, 05/09/28 (Angola)(1)	200,000	202,196
Argentine Republic Government International Bond, 2.50%, 07/09/41 (Argentina)(8)	165,000	59,217
Colombia Government International Bond, 3.13%, 04/15/31 (Colombia)	200,000	172,138
Dominican Republic International Bond, 5.95%, 01/25/27 (Dominican Republic)(1)	100,000	109,751
Ecuador Government International Bond, 1.00%, 07/31/35 (Ecuador)(1)(8)	30,000	21,345
Egypt Government International Bond, 7.60%, 03/01/29 (Egypt)(1)	200,000	193,221
Emirate of Dubai Government International Bonds, Series E, 5.25%, 01/30/43 (United Arab Emirates)	200,000	223,153
Ghana Government International Bond, 8.13%, 03/26/32 (Ghana)(1)	200,000	154,205
Israel Government International Bond, 2.75%, 07/03/30 (Israel)	200,000	206,753
Ivory Coast Government International Bond, 6.13%, 06/15/33 (Ivory Coast)(1)	200,000	205,852
Mexico Government International Bond, 4.50%, 01/31/50 (Mexico)	200,000	198,782
Pakistan Government International Bond, 8.25%, 09/30/25 (Pakistan)(1)	200,000	211,033
Saudi Government International Bond, 3.63%, 03/04/28 (Saudi Arabia)(1)	200,000	212,905
Total Government		2,170,551

Health Care – 0.1%

Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	35,000	32,200

Industrials – 0.7%

Avolon Holdings Funding Ltd., 4.38%, 05/01/26 (Ireland)(1)	47,000	48,962
Bombardier, Inc., 6.00%, 02/15/28 (Canada)(1)	15,000	14,555
British Airways Pass-Through Trust, Class A, Series 2021-1, 2.90%, 03/15/35 (United Kingdom)(1)	39,996	39,774
Seaspan Corp., 5.50%, 08/01/29 (Hong Kong)(1)	5,000	4,953
Titan Acquisition Ltd. / Titan Co.-Borrower LLC, 7.75%, 04/15/26 (Canada)(1)	45,000	45,901
Total Industrials		154,145

Materials – 1.1%

Eldorado Gold Corp., 6.25%, 09/01/29 (Canada)(1)	40,000	40,050
NOVA Chemicals Corp., 5.00%, 05/01/25 (Canada)(1)	30,000	30,279
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.00%, 01/27/30 (Australia)(1)	25,000	24,909
Suzano Austria GmbH, 2.50%, 09/15/28 (Brazil)	20,000	18,965
Taseko Mines Ltd., 7.00%, 02/15/26 (Canada)(1)	70,000	71,074

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2022 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)

Materials (continued)

Teck Resources Ltd., 6.13%, 10/01/35 (Canada)	$50,000	$61,736
Total Materials		247,013
Real Estate – 0.9%
Ontario Teachers’ Cadillac Fairview Properties Trust, 2.50%, 10/15/31 (Canada)(1)	200,000	194,586
Total Foreign Bonds
(Cost $3,764,096)		3,651,416

MORTGAGE BACKED SECURITIES - 6.9%
Commercial Mortgage Backed Securities - 0.7%
CF Hippolyta LLC, Class A1, Series 2020-1, 1.69%, 07/15/60(1)	92,050	90,043
Morgan Stanley Bank of America Merrill Lynch Trust, Class AS, Series 2015-C22, 3.56%, 04/15/48	60,000	61,298
Sutherland Commercial Mortgage Loans, Class A, Series 2017-SBC6, 3.19%, 05/25/37(1)(2)(9)	14,610	14,570
Total Commercial Mortgage Backed Securities		165,911
Mortgage Backed Security - 0.4%
COMM Mortgage Trust, Class B, Series 2020-CBM, 3.10%, 02/10/37(1)	45,000	44,809
Federal National Mortgage Association, 3.50%, 05/01/49	36,369	37,992
Total Mortgage Backed Security		82,801
Residential Mortgage Backed Securities - 5.8%
Ajax Mortgage Loan Trust, Class A1, Series 2019-D, 2.96%, 09/25/65(1)(8)	73,218	73,497
AMSR Trust, Class D, Series 2021-SFR3, 2.18%, 10/17/38(1)	100,000	96,410
Arroyo Mortgage Trust, Class A1, Series 2019-2, 3.35%, 04/25/49(1)(2)(9)	33,604	33,644
CAFL Issuer LLC, Class A1, Series 2021-RTL1, 2.24%, 03/28/29(1)(8)	100,000	97,670
Cascade MH Asset Trust, Class A1, Series 2021-MH1, 1.75%, 02/25/46(1)	93,443	91,009
COLT Mortgage Pass-Through Certificates, Class A1, Series 2021-1R, 0.86%, 05/25/65(1)(2)(9)	42,154	41,769
CSMC, Class A1, Series 2021-NQM1, 0.81%, 05/25/65(1)(2)(9)	57,560	56,877
New Residential Mortgage Loan Trust, Class A1, Series 2016-1A, 3.75%, 03/25/56(1)(2)(9)	55,567	57,513
OBX Trust, Class A1, Series 2021-NQM3, 1.05%, 07/25/61(1)(2)(9)	53,554	52,414
RCKT Mortgage Trust, Class A1, Series 2020-1, 3.00%, 02/25/50(1)(2)(9)	29,852	29,772
Sequoia Mortgage Trust, Class B1, Series 2013-8, 3.50%, 06/25/43(2)(9)	87,004	88,045
SG Residential Mortgage Trust, Class A1, Series 2019-3, 2.70%, 09/25/59(1)(2)(9)	11,564	11,525
Towd Point Mortgage Trust, Class A2, Series 2018-6, 3.75%, 03/25/58(1)(2)(9)	100,000	103,646
Towd Point Mortgage Trust, Class A1, Series 2018-4, 3.00%, 06/25/58(1)(2)(9)	52,197	53,137
Towd Point Mortgage Trust, Class M1, Series 2020-1, 3.50%, 01/25/60(1)(2)(9)	100,000	101,054
Towd Point Mortgage Trust, Class A2, Series 2021-1, 2.75%, 11/25/61(1)(2)(9)	100,000	101,242
VCAT LLC, Class A1, Series 2021-NPL5, 1.87%, 08/25/51(1)(8)	95,541	93,459
VOLT XCIV LLC, Class A1, Series 2021-NPL3, 2.24%, 02/27/51(1)(8)	111,291	110,309
Total Residential Mortgage Backed Securities		1,292,992
Total Mortgage Backed Securities
(Cost $1,566,368)		1,541,704

U.S. GOVERNMENT SECURITIES – 6.4%
U.S. Treasury Bond
1.88%, 11/15/51	115,000	109,070
U.S. Treasury Note
0.13%, 05/31/22	190,000	189,876
0.13%, 12/31/22	155,000	154,093
0.13%, 08/31/23	510,000	502,609
1.25%, 08/31/24	45,000	44,944
0.25%, 05/31/25	435,000	418,195

Total U.S. Government Securities
(Cost $1,453,369)		1,418,787

ASSET BACKED SECURITIES – 6.1%
American Credit Acceptance Receivables Trust, Class D, Series 2020-4, 1.77%, 12/14/26(1)	45,000	44,930
Arbys Funding LLC, Class A2, Series 2020-1A, 3.24%, 07/30/50(1)	49,250	49,849
Avant Credit Card Master Trust, Class A, Series 2021-1A, 1.37%, 04/15/27(1)	50,000	48,967
BHG Securitization Trust, Class B, Series 2021-B, 1.67%, 10/17/34(1)	100,000	97,411
Business Jet Securities LLC, Class A, Series 2020-1A, 2.98%, 11/15/35(1)	13,533	13,632
Carvana Auto Receivables Trust, Class D, Series 2019-3A, 3.04%, 04/15/25(1)	55,000	55,991
CCG Receivables Trust, Class B, Series 2019-2, 2.55%, 03/15/27(1)	100,000	101,088
CPS Auto Receivables Trust, Class E, Series 2019-D, 3.86%, 10/15/25(1)	55,000	56,059
DT Auto Owner Trust, Class C, Series 2019-2A, 3.18%, 02/18/25(1)	40,466	40,671
Exeter Automobile Receivables Trust, Class E, Series 2019-2A, 4.68%, 05/15/26(1)	55,000	57,018
FAT Brands Royalty LLC, Class A2, Series 2021-1A, 4.75%, 04/25/51(1)	50,000	49,572
Flagship Credit Auto Trust, Class C, Series 2019-2, 3.09%, 05/15/25(1)	130,000	131,615
Hotwire Funding LLC, Class C, Series 2021-1, 4.46%, 11/20/51(1)	65,000	64,164
LAD Auto Receivables Trust, Class D, Series 2021-1A, 3.99%, 11/15/29(1)	55,000	54,441

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2022 (unaudited)

Security Description	Principal/ Shares	Value

ASSET BACKED SECURITIES (continued)
MAPS Trust, Class A, Series 2021-1A, 2.52%, 06/15/46(1)	$47,755	$46,706
MVW Owner Trust, Class A, Series 2019-1A, 2.89%, 11/20/36(1)	36,397	36,982
TRP LLC, Class A, Series 2021-1, 2.07%, 06/19/51(1)	69,331	67,600
United Auto Credit Securitization Trust, Class E, Series 2019-1, 4.29%, 08/12/24(1)	80,000	80,068
Upstart Pass-Through Trust, Class A, Series 2021-ST8, 1.75%, 10/20/29(1)	91,613	90,352
Upstart Securitization Trust, Class B, Series 2021-2, 1.75%, 06/20/31(1)	60,000	59,111
Veros Automobile Receivables Trust, Class B, Series 2020-1, 2.19%, 06/16/25(1)	55,000	55,205
Westlake Automobile Receivables Trust, Class C, Series 2020-3A, 1.24%, 11/17/25(1)	45,000	44,881

Total Asset Backed Securities
(Cost $1,353,795)		1,346,313

EXCHANGE TRADED FUNDS - 1.4%

Debt Funds - 1.4%

Invesco Senior Loan ETF	9,683	212,832
VanEck Vectors High Yield Muni ETF	1,669	100,958
Total Debt Funds		313,790
Total Exchange Traded Funds
(Cost $318,460)		313,790

MUNICIPAL BOND – 0.0%(7)
Sales Tax Securitization Corp., 3.41%, 01/01/43
(Cost $5,000)	5,000	4,958
MONEY MARKET FUND - 4.2%
JP Morgan U.S. Government Money Market Institutional Shares, 0.01%(10)
(Cost $932,607)	932,607	932,607

TOTAL INVESTMENTS - 99.8%
(Cost $22,378,021)		22,161,791
Other Assets in Excess of Liabilities - 0.2%		48,074
Net Assets - 100.0%		$22,209,865

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2022, the aggregate value of these securities was $9,455,658, or 42.6% of net assets.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2022.
(3)	Perpetual security with no stated maturity date.
(4)	Payment in-kind security.
(5)	The loan will settle after January 31, 2022. The interest rate, based on the LIBOR and the agreed upon spread on trade date, will be determined at the time of settlement.
(6)	Security in default, interest payments are being received during the bankruptcy proceedings.
(7)	Amount rounds to less than 0.05%.
(8)	Represents step coupon bond. Rate shown reflects the rate in effect as of January 31, 2022.
(9)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(10)	The rate shown reflects the seven-day yield as of January 31, 2022.

Abbreviations:
CMT — Constant Maturity Treasury Index
ETF — Exchange Traded Fund
LIBOR — London InterBank Offered Rate
PIK — Payment in-Kind
SOFR — Secured Overnight Financing Rate

Currency Abbreviations

USD	United States Dollar

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF

January 31, 2022 (unaudited)

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2022.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$—	$8,675,242	$—	$8,675,242
Term Loans	—	4,276,974	—	4,276,974
Foreign Bonds	—	3,651,416	—	3,651,416
Mortgage Backed Securities	—	1,541,704	—	1,541,704
U.S. Government Securities	—	1,418,787	—	1,418,787
Asset Backed Securities	—	1,346,313	—	1,346,313
Exchange Traded Funds	313,790	—	—	313,790
Municipal Bond	—	4,958	—	4,958
Money Market Fund	932,607	—	—	932,607
Total	$1,246,397	$20,915,394	$—	$22,161,791